Loans and Allowance for Loan Losses	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Loans and Allowance for Loan Losses
3.	Loans and Allowance for Loan Losses
Loans in the accompanying consolidated balance sheets consisted of the following:

	March 31,	December 31,
(Dollars in thousands)	2022	2021
Real estate loans:
Non-farm non-residential owner occupied	$477,573	$383,941
Non-farm non-residential non-owner occupied	463,618	445,308
Residential	225,649	213,264
Construction, development & other	414,653	320,335
Farmland	13,467	9,934
Commercial & industrial	756,005	611,348
Consumer	3,304	4,001
Other	93,676	80,593

	2,447,945	2,068,724
Allowance for loan losses	(23,312)	(19,295)

Loans, net	$2,424,633	$2,049,429

Total loans are presented net of unaccreted discounts and deferred fees totaling $7.1 million and $6.5 million at March 31, 2022 and December 31, 2021, respectively.
The Company had $26.7 million and $81.6 million in outstanding loan balances related to the guaranteed SBA Paycheck Protection Program (“PPP”) as of March 31, 2022 and December 31, 2021, respectively. These loans are included within the commercial and industrial loan balances throughout the footnotes.
Non-accrual
and Past Due Loans
Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. As mentioned in Note 1, the accrual of interest on loans is discontinued when there is a clear indication that the borrower’s cash flow may not be sufficient to meet payments as they become due, which is generally when a loan is 90 days past due.
Non-accrual
loans and accruing loans past due more than 90 days segregated by class of loans were as follows:

	March 31,		December 31,
	2022		2021
(Dollars in thousands)	Non-accrual	Accruing loans past due more than 90 days	Non-accrual	Accruing loans past due more than 90 days
Real estate loans:
Non-farm non-residential owner occupied	$986	$—	$1,008	$—
Non-farm non-residential non-owner occupied	334	—	346	—
Residential	121	—	127	—
Construction, development & other	238	—	244	—
Farmland	—	—	—	—
Commercial & industrial	8,210	40	8,297	278
Consumer	—	—	—	—
Other	—	—	—	—
Purchased credit impaired	7	—	8	—

	$9,896	$40	$10,030	$278

As of March 31, 2022 and 2021, the amount of income that would have been accrued for loans on non-accrual
was approximately $482,000 and $517,000, respectively.
An age analysis of past due loans, segregated by class of loans, were as follows:

	March 31, 2022
(Dollars in thousands)	30-59 days	60-89 days	Over 90 days	Total past due	Total current	Total loans
Real estate loans:
Non-farm non-residential owner occupied	$451	$379	$986	$1,816	$475,757	$477,573
Non-farm non-residential non-owner occupied	1,933	150	334	2,417	460,470	462,887
Residential	1,438	—	121	1,559	224,090	225,649
Construction, development & other	401	—	238	639	409,919	410,558
Farmland	—	—	—	—	13,467	13,467
Commercial & industrial	542	496	8,250	9,288	746,655	755,943
Consumer	44	—	—	44	3,260	3,304
Other	151	—	—	151	93,525	93,676
Purchased credit impaired	—	—	7	7	4,881	4,888

	$4,960	$1,025	$9,936	$15,921	$2,432,024	$2,447,945

	December 31, 2021
(Dollars in thousands)	30-59 days	60-89 days	Over 90 days	Total past due	Total current	Total loans
Real estate loans:
Non-farm non-residential owner occupied	$291	$—	$1,008	$1,299	$382,642	$383,941
Non-farm non-residential non-owner occupied	161	—	346	507	444,079	444,586
Residential	230	—	127	357	212,822	213,179
Construction, development & other	—	395	244	639	315,584	316,223
Farmland	—	—	—	—	9,934	9,934
Commercial & industrial	960	457	8,575	9,992	601,291	611,283
Consumer	9	—	—	9	3,992	4,001
Other	18	1	—	19	80,574	80,593
Purchased credit impaired	—	—	8	8	4,976	4,984

	$1,669	$853	$10,308	$12,830	$2,055,894	$2,068,724

Impaired Loans
The following tables present impaired loans by class of loans:

	March 31, 2022
(Dollars in thousands)	Unpaid contractual principal balance	Recorded investment with no allowance	Recorded investment with allowance	Total recorded investment	Related allowance	Average recorded investment during period
Real estate loans:
Non-farm non-residential owner occupied	$986	$986	$—	$986	$—	$997
Non-farm non-residential non-owner occupied	5,603	5,595	—	5,595	—	5,613
Residential	124	121	—	121	—	124
Construction, development & other	235	238	—	238	—	241
Farmland	—	—	—	—	—	—
Commercial & industrial	9,000	7,522	1,483	9,005	297	9,045
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—
Purchased credit impaired	62	—	61	61	15	63

	$16,010	$14,462	$1,544	$16,006	$312	$16,083

	December 31, 2021
(Dollars in thousands)	Unpaid contractual principal balance	Recorded investment with no allowance	Recorded investment with allowance	Total recorded investment	Related allowance	Average recorded investment during year
Real estate loans:
Non-farm non-residential owner occupied	$1,008	$1,008	$—	$1,008	$—	$1,051
Non-farm non-residential non-owner occupied	5,641	5,630	—	5,630	—	5,680
Residential	130	127	—	127	—	138
Construction, development & other	241	244	—	244	—	255
Farmland	—	—	—	—	—	—
Commercial & industrial	8,297	7,331	967	8,298	290	9,117
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—
Purchased credit impaired	65	—	65	65	17	71

	$15,382	$14,340	$1,032	$15,372	$307	$16,312

Interest payments received on impaired loans are recorded as interest income unless collections of the remaining recorded investment are doubtful, at which time payments received are recorded as reductions of principal. Interest income collected on impaired loans was approximately $120,000 and $39,000 for the three months ended March 31, 2022 and 2021, respectively.
Troubled Debt Restructuring
During the three months ended March 31, 2022, the terms of one loan were modified as a troubled debt restructuring (“TDR”). The terms of three loans were modified as TDRs prior to December 31, 2021. The following table presents modifications of loans the Company considers to be TDR loans:

March 31, 2022
Loan modifications
(Dollars in thousands)	Number of loans	Pre- restructuring recorded investment	Post- restructuring recorded investment	Adjusted interest rate	Payment deferral	Combined rate and payment deferral
Real estate loans:
Non-farm non-residential owner occupied	3	$865	$865	$—	$865	$—
Non-farm non-residential non-owner occupied	—	—	—	—	—	—
Residential	—	—	—	—	—	—
Construction, development & other	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Commercial & industrial	1	790	790	—	790	—
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—

	4	$1,655	$1,655	$—	$1,655	$—

December 31, 2021
Loan modifications
(Dollars in thousands)	Number of loans	Pre- restructuring recorded investment	Post- restructuring recorded investment	Adjusted interest rate	Payment deferral	Combined rate and payment deferral
Real estate loans:
Non-farm non-residential owner occupied	3	$927	$927	$—	$927	$—
Non-farm non-residential non-owner occupied	—	—	—	—	—	—
Residential	—	—	—	—	—	—
Construction, development & other	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Commercial & industrial	2	758	758	—	758	—
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—

	5	$1,685	$1,685	$—	$1,685	$—

No loans modified under a TDR during the previous twelve-month period were in default. A default for purposes of this disclosure is a troubled debt restructured loan in which the borrower is 90 days past due or results in the foreclosure and repossession of the applicable collateral. At March 31, 2022 and December 31, 2021, the Company had no commitments to lend additional funds to borrowers with loans whose terms had been modified under TDRs.
COVID-19
Loan Deferments
Certain borrowers were unable to meet their contractual payment obligations because of the adverse effects of
COVID-19.
During March of 2020 and to help mitigate these effects, the Company began offering deferral modifications of principal and/or interest payments for varying periods, but typically no more than 90 days. After 90 days, customers could apply for an additional deferral, and a small portion of our customers requested such an additional deferral. At March 31, 2022 and December 31, 2021, the Company had approximately 400 and 500 loans totaling $211.7 million and $223.6 million, respectively, in outstanding loan balances subject to deferral and modification agreements due to
COVID-19
whereby principal and/or interest payments were deferred to the end of each loan term. Subsequent to the approved deferral period, customers resumed their regular payments. The Coronavirus Aid, Relief, and Economic Security Act provides banks an option to elect to not account for certain loan modifications related to
COVID-19
as TDRs if the borrowers were not more than 30 days past due at December 31, 2019. In the absence of other intervening factors, such short-term modifications made on a good faith basis are not categorized as TDRs, nor are loans granted payment deferrals related to
COVID-19
reported as past due or placed on
non-accrual
status. At March 31, 2022 and December 31, 2021, $4.3 million and $4.4 million, respectively, in accrued interest receivables related to these loans remained outstanding and will be collected at the end of each loan term.
Credit Quality Indicators
Credit Quality Indicators.
From a credit risk standpoint, the Company classifies its loans in one of six categories: (i) pass, (ii) special mention, (iii) substandard, (iv) purchased credit impaired, (v) doubtful, or (vi) loss.
The classifications of loans reflect a judgment about the risks of default and loss associated with the loan. The Company reviews the ratings on credits monthly. Ratings are adjusted to reflect the degree of risk and loss that is felt to be inherent in each credit as of each monthly reporting period. The Company’s methodology is structured so that specific allocations are increased in accordance with deterioration in credit quality (and a corresponding increase in risk and loss) or decreased in accordance with improvement in credit quality (and a corresponding decrease in risk and loss).
(i) The Company has several pass credit grades that are assigned to loans based on varying levels of credits, ranging from credits that are secured by cash or marketable securities, to watch credits that have all the characteristics of an acceptable credit risk but warrant more than the normal level of supervision.
(ii) Special mention loans are loans that still show sufficient cash flow to service their debt but show a declining financial trend with potential cash flow shortages if trends continue. This category should be treated as a temporary grade. If cash flow deteriorates further to become negative, then a substandard grade should be given. If cash flow trends begin to improve then an upgrade back to pass would be justified. Nonfinancial reasons for rating a credit special mention include management problems, pending litigation, an ineffective loan agreement or other material structure weakness.
(iii) A substandard loan has material weakness in the primary repayment source such as insufficient cash flow from operations to service the debt. However, other weaknesses such as limited paying capacity of the obligor or the collateral pledged could justify a substandard grade. Substandard loans must have a well-defined weakness, or weaknesses that jeopardize the liquidation of the debt.
(iv) Credits purchased from third parties are recorded at their estimated fair value at the acquisition date and are classified as PCI loans if the loans reflect credit deterioration since origination and it is probable at acquisition that the Company will be unable to collect all contractually required payments (see Note 1 – Nature of Operations and Summary of Significant Accounting Policies—Certain Acquired Loans).
(v) A loan classified as doubtful has all the weaknesses of a substandard loan with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. A doubtful loan has a high probability of total or substantial loss, but because of specific pending events that may strengthen the asset, its classification as loss is deferred. Doubtful borrowers are usually in default, lack adequate liquidity or capital, and lack the resources necessary to remain an operating entity. Because of high probability of loss, non-accrual
status is required on doubtful loans.
(vi) Loans classified as loss are considered uncollectible and of such little value that their continuance as banking assets are not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be affected in the future. With loans classified as loss, the underlying borrowers are often in bankruptcy, have formally suspended debt repayments, or have otherwise ceased normal business operations. Once an asset is classified as loss, there is little prospect of collecting either its principal or interest. When access to collateral, rather than the value of the collateral, is a problem, a less severe classification may be appropriate. However, the Company does not maintain an asset on the balance sheet if realizing its value would require long-term litigation or other lengthy recovery efforts. Losses are to be recorded in the period an obligation becomes uncollectible.
The following tables summarize the Company’s internal ratings of its loans:

	March 31, 2022
(Dollars in thousands)	Pass	Special Mention	Substandard	Purchased Credit Impaired	Doubtful	Total
Real estate loans:
Non-farm non-residential owner occupied	$466,035	$4,695	$6,843	$—	$—	$477,573
Non-farm non-residential non-owner occupied	454,476	—	8,411	731	—	463,618
Residential	224,593	—	1,056	—	—	225,649
Construction, development & other	410,319	—	238	4,096	—	414,653
Farmland	13,467	—	—	—	—	13,467
Commercial & industrial	751,356	—	4,588	61	—	756,005
Consumer	3,283	21	—	—	—	3,304
Other	93,676		—	—	—	93,676

	$2,417,205	$4,716	$21,136	$4,888	$—	$2,447,945

	December 31, 2021
(Dollars in thousands)	Pass	Special Mention	Substandard	Purchased Credit Impaired	Doubtful	Total
Real estate loans:
Non-farm non-residential owner occupied	$370,062	$6,953	$6,926	$—	$—	$383,941
Non-farm non-residential non-owner occupied	428,972	8,338	7,276	722	—	445,308
Residential	212,109	—	1,069	86	—	213,264
Construction, development & other	315,979	—	244	4,112	—	320,335
Farmland	9,934	—	—	—	—	9,934
Commercial & industrial	605,322	1,146	4,816	64	—	611,348
Consumer	3,979	22	—	—	—	4,001
Other	80,593	—	—	—	—	80,593

	$2,026,950	$16,459	$20,331	$4,984	$—	$2,068,724

Allowance for Loan Losses
The majority of the loan portfolio is comprised of loans to businesses and individuals in the Greater Houston, Dallas-Fort Worth, and
Austin-San
Antonio markets. This geographic concentration subjects the loan portfolio to the general economic conditions within this area. The risks created by this concentration has been considered by management in the determination of the adequacy of the allowance for loan losses. Management believes the allowance for loan losses is adequate to cover estimated losses on loans at March 31, 2022 and December 31, 2021.
The following tables detail the activity in the allowance for loan losses by portfolio segment:

	For the Three Months Ended March 31, 2022
(Dollars in thousands)	Beginning balance	Provision for loan losses	Charge- offs	Recoveries	Ending balance
Real estate loans:
Non-farm non-residential owner occupied	$3,456	$631	$—	$—	$4,087
Non-farm non-residential non-owner occupied	5,935	(322)	—	—	5,613
Residential	957	(191)	—	—	766
Construction, development & other	2,064	260	—	—	2,324
Farmland	45	(1)	—	—	44
Commercial & industrial	6,500	3,669	—	4	10,173
Consumer	6	(14)	—	13	5
Other	332	(32)	—	—	300

	$19,295	$4,000	$—	$17	$23,312

	For the Three Months Ended March 31, 2021
(Dollars in thousands)	Beginning balance	Provision for loan losses	Charge- offs	Recoveries	Ending balance
Real estate loans:
Non-farm non-residential owner occupied	$2,608	$1,544	$—	$—	$4,152
Non-farm non-residential non-owner occupied	3,107	1,025	—	—	4,132
Residential	1,218	(280)	—	—	938
Construction, development & other	932	(230)	—	—	702
Farmland	32	—	—	—	32
Commercial & industrial	3,858	(538)	—	3	3,323
Consumer	35	(23)	—	—	12
Other	189	2	(13)	2	180

	$11,979	$1,500	$(13)	$5	$13,471

The following tables summarize the allocation of the allowance for loan losses, by portfolio segment, for loans evaluated for impairment individually and collectively:

	March 31, 2022
	Period end amounts of ALLL allocated to loans evaluated for impairment:
(Dollars in thousands)	Individually	Collectively	PCI	Total
Real estate loans:
Non-farm non-residential owner occupied	$—	$4,087	$—	$4,087
Non-farm non-residential non-owner occupied	—	5,613	—	5,613
Residential	—	766	—	766
Construction, development & other	—	2,324	—	2,324
Farmland	—	44	—	44
Commercial & industrial	297	9,861	15	10,173
Consumer	—	5	—	5
Other	—	300	—	300

	$297	$23,000	$15	$23,312

	December 31, 2021
	Period end amounts of ALLL allocated to loans evaluated for impairment:
(Dollars in thousands)	Individually	Collectively	PCI	Total
Real estate loans:
Non-farm non-residential owner occupied	$—	$3,456	$—	$3,456
Non-farm non-residential non-owner occupied	—	5,935	—	5,935
Residential	—	957	—	957
Construction, development & other	—	2,064	—	2,064
Farmland	—	45	—	45
Commercial & industrial	290	6,193	17	6,500
Consumer	—	6	—	6
Other	—	332	—	332

	$290	$18,988	$17	$19,295

The Company’s recorded investment in loans related to the balance in the allowance for loan losses on the basis of the Company’s impairment methodology is as follows:

	March 31, 2022
	Loans evaluated for impairment:
(Dollars in thousands)	Individually	Collectively	PCI	Total
Real estate loans:
Non-farm non-residential owner occupied	$986	$476,587	$—	$477,573
Non-farm non-residential non-owner occupied	5,595	458,023	—	463,618
Residential	121	225,528	—	225,649
Construction, development & other	238	414,415	—	414,653
Farmland	—	13,467	—	13,467
Commercial & industrial	9,005	746,939	61	756,005
Consumer	—	3,304	—	3,304
Other	—	93,676	—	93,676

	$15,945	$2,431,939	$61	$2,447,945

	December 31, 2021
	Loans evaluated for impairment:
(Dollars in thousands)	Individually	Collectively	PCI	Total
Real estate loans:
Non-farm non-residential owner occupied	$1,008	$382,933	—	$383,941
Non-farm non-residential non-owner occupied	5,630	439,678	—	445,308
Residential	127	213,137	—	213,264
Construction, development & other	244	320,091	—	320,335
Farmland	—	9,934	—	9,934
Commercial & industrial	8,298	602,985	65	611,348
Consumer	—	4,001	—	4,001
Other	—	80,593	—	80,593

	$15,307	$2,053,352	$65	$2,068,724

Certain Acquired Loans
During 2013, the Company purchased certain loans from a third party with gross contractual balances of $8.2 million for a purchase price of $6.3 million, resulting in a discount of $1.9 million. Upon acquisition, the acquired loans were initially segregated and classified in one of two categories: 1) PCI loans and 2) acquired performing loans. At acquisition date, estimated fair values of PCI loans and acquired performing loans were $3.2 million and $3.1 million, respectively. The gross contractual amounts receivable for PCI loans and acquired performing loans were $4.5 million and $3.7 million, respectively, as of the acquisition date.
On January 1, 2020, the Company acquired loans with fair values of $259.6 million as part of the acquisition of Heritage Bancorp, Inc. and its subsidiary, Heritage Bank. Of the total $263.3 million of loans acquired, $250.7 million were determined to have no evidence of deteriorated credit quality and are accounted for under ASC Topics
310-10
and
310-20.
The remaining $12.6 million were determined to exhibit deteriorated credit quality since origination under ASC
310-30.
In connection with the acquisition of loans from Heritage Bancorp, Inc. and its subsidiary, Heritage Bank, on January 1, 2020, the PCI loan portfolio was accounted for at fair value as follows:

Contractual required payments	$26,627
Non-accretable difference (expected loss)	15,027

Cash flows expected to be collected at acquisition	11,600
Accretable yield	1,850

Basis in acquired Heritage PCI loans	$9,750

The following table presents the gross contractual amounts receivable balances, by portfolio segment, and the carrying amount of PCI loans:

(Dollars in thousands)	March 31, 2022	December 31, 2021
Real estate loans:
Non-farm non-residential owner occupied	$—	$—
Non-farm non-residential non-owner occupied	794	820
Residential	88	181
Construction, development & other	5,141	5,169
Farmland	—	—
Commercial & industrial	63	66
Consumer	—	—
Other	—	—

Total outstanding balances	$6,086	$6,236

Carrying amount	$4,888	$4,984

The accretable discount is accreted into income using the interest method over the life of the loans. At March 31, 2022 and December 31, 2021, unaccreted discounts on PCI loans totaled $881,000 and $926,000, respectively, and were included in net loans in the accompanying consolidated balance sheets.
At March 31, 2022 and December 31, 2021, the allowance for loan losses related to the PCI loans disclosed above was $16,000 and $17,000, respectively.
Determining the fair value of PCI loans at acquisition required the Company to estimate cash flows expected to result from those loans and to discount those cash flows at appropriate rates of interest. For such loans, the excess of cash flows expected to be collected at acquisition over the estimated fair value is recognized as interest income over the remaining lives of the loans and is called the accretable yield. The difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition reflects the impact of estimated credit losses and is called the nonaccretable difference. In accordance with GAAP, there was no carry-over of previously established allowance for credit losses from the acquired loans.
Accretable yield, or income expected to be collected on PCI loans was as follows:

(Dollars in thousands)	March 31, 2022	December 31, 2021
Balance at beginning of year	$926	$2,261
Accretion of income	(45)	(1,335)

Balance at end of period	$881	$926

3.	Loans and Allowance for Loan Losses
Loans in the accompanying consolidated balance sheets consisted of the following:

	December 31,
(Dollars in thousands)	2021	2020
Real estate loans:
Non-farm non-residential owner occupied	$383,941	$353,273
Non-farm non-residential non-owner occupied	445,308	277,804
Residential	213,264	140,622
Construction, development & other	320,335	98,207
Farmland	9,934	4,653
Commercial & industrial	611,348	645,928
Consumer	4,001	4,157
Other	80,593	31,448

	2,068,724	1,556,092
Allowance for loan losses	(19,295)	(11,979)

Loans, net	$2,049,429	$1,544,113

Total loans are presented net of unaccreted discounts and deferred fees totaling $6.5 million and $10.4 million at December 31, 2021 and 2020, respectively.
The Company had $81.6 million and $390.8 million in outstanding loan balances related to the guaranteed SBA Paycheck Protection Program (“PPP”) as of December 31, 2021 and 2020, respectively. These loans are included within the commercial and industrial loan balances throughout the footnotes.
Non-accrual
and Past Due Loans
Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. As mentioned in Note 1, the accrual of interest on loans is discontinued when there is a clear indication that the borrower’s cash flow may not be sufficient to meet payments as they become due, which is generally when a loan is 90 days past due.
Non-accrual
loans and accruing loans past due more than 90 days segregated by class of loans were as follows:

	December 31,
	2021		2020
(Dollars in thousands)	Non-accrual	Accruing loans past due more than 90 days	Non-accrual	Accruing loans past due more than 90 days
Real estate loans:
Non-farm non-residential owner occupied	$1,008	$—	$1,944	$569
Non-farm non-residential non-owner occupied	346	—	385	—
Residential	127	—	85	183
Construction, development & other	244	—	264	—
Farmland	—	—	—	—
Commercial & industrial	8,297	278	4,155	—
Consumer	—	—	—	—
Other	—	—	—	—
Purchased credit impaired	8	—	424	—

	$10,030	$278	$7,257	$752

As of December 31, 2021 and 2020, the amount of income that would have been accrued for loans on non-accrual
was approximately $453,000 and $298,000, respectively.
An age analysis of past due loans, segregated by class of loans, were as follows:

	December 31, 2021
(Dollars in thousands)	30-59 days	60-89 days	Over 90 days	Total past due	Total current	Total loans
Real estate loans:
Non-farm non-residential owner occupied	$291	$—	$1,008	$1,299	$382,642	$383,941
Non-farm non-residential non-owner occupied	161	—	346	507	444,079	444,586
Residential	230	—	127	357	212,822	213,179
Construction, development & other	—	395	244	639	315,584	316,223
Farmland	—	—	—	—	9,934	9,934
Commercial & industrial	960	457	8,575	9,992	601,291	611,283
Consumer	9	—	—	9	3,992	4,001
Other	18	1	—	19	80,574	80,593
Purchased credit impaired	—	—	8	8	4,976	4,984

	$1,669	$853	$10,308	$12,830	$2,055,894	$2,068,724

	December 31, 2020
(Dollars in thousands)	30-59 days	60-89 days	Over 90 days	Total past due	Total current	Total loans
Real estate loans:
Non-farm non-residential owner occupied	$287	$—	$2,512	$2,799	$350,474	$353,273
Non-farm non-residential non-owner occupied	1,734	—	385	2,119	271,785	273,904
Residential	287	—	269	556	140,048	140,604
Construction, development & other	—	—	264	264	93,820	94,084
Farmland	—	—	—	—	4,653	4,653
Commercial & industrial	842	256	4,155	5,253	640,405	645,658
Consumer	50	—	—	50	4,107	4,157
Other	21	—	—	21	31,427	31,448
Purchased credit impaired	—	—	424	424	7,887	8,311

	$3,221	$256	$8,009	$11,486	$1,544,606	$1,556,092

Impaired Loans
The following tables present impaired loans by class of loans:

	December 31, 2021
(Dollars in thousands)	Unpaid contractual principal balance	Recorded investment with no allowance	Recorded investment with allowance	Total recorded investment	Related allowance	Average recorded investment during year
Real estate loans:
Non-farm non-residential owner occupied	$1,008	$1,008	$—	$1,008	$—	$1,051
Non-farm non-residential non-owner occupied	5,641	5,630	—	5,630	—	5,680
Residential	130	127	—	127	—	138
Construction, development & other	241	244	—	244	—	255
Farmland	—	—	—	—	—	—
Commercial & industrial	8,297	7,331	967	8,298	290	9,117
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—
Purchased credit impaired	65	—	65	65	17	71

	$15,382	$14,340	$1,032	$15,372	$307	$16,312

	December 31, 2020
(Dollars in thousands)	Unpaid contractual principal balance	Recorded investment with no allowance	Recorded investment with allowance	Total recorded investment	Related allowance	Average recorded investment during year
Real estate loans:
Non-farm non-residential owner occupied	$1,944	$1,944	$—	$1,944	$—	$1,754
Non-farm non-residential non-owner occupied	385	384	—	384	—	406
Residential	85	83	—	83	—	70
Construction, development & other	264	267	—	267	—	188
Farmland	—	—	—	—	—	—
Commercial & industrial	4,737	3,706	1,031	4,737	136	4,904
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—
Purchased credit impaired	—	—	—	—	—	—

	$7,415	$6,384	$1,031	$7,415	$136	$7,322

	December 31, 2019
(Dollars in thousands)	Unpaid contractual principal balance	Recorded investment with no allowance	Recorded investment with allowance	Total recorded investment	Related allowance	Average recorded investment during year
Real estate loans:
Non-farm non-residential owner occupied	$57	$57	$—	$57	$—	$59
Non-farm non-residential non-owner occupied	—	—	—	—	—	—
Residential	458	459	—	459	—	462
Construction, development & other	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Commercial & industrial	3,343	995	2,348	3,343	1,178	4,180
Consumer	14	14	—	14	—	17
Other	34	—	34	34	8	35
Purchased credit impaired	295	171	—	171	—	182

	$4,201	$1,696	$2,382	$4,078	$1,186	$4,935

Interest payments received on impaired loans are recorded as interest income unless collections of the remaining recorded investment are doubtful, at which time payments received are recorded as reductions of principal. Interest income collected on impaired loans was approximately $248,000, $26,000 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively.
Troubled Debt Restructuring
During the year ended December 31, 2021 and 2020, the terms of one loan were modified as a troubled debt restructuring (“TDR”). The following table presents modifications of loans the Company considers to be TDR loans:

December 31, 2021
Loan modifications
(Dollars in thousands)	Number of loans	Pre- restructuring recorded investment	Post- restructuring recorded investment	Adjusted interest rate	Payment deferral	Combined rate and payment deferral
Real estate loans:
Non-farm non-residential owner occupied	3	$878	$878	$—	$878	$—
Non-farm non-residential non-owner occupied	1	5,294	5,294	—	5,294	—
Residential	—	—	—	—	—	—
Construction, development & other	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Commercial & industrial	—	—	—	—	—	—
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—

	4	$6,172	$6,172	$—	$6,172	$—

December 31, 2020
Loan modifications
(Dollars in thousands)	Number of loans	Pre- restructuring recorded investment	Post- restructuring recorded investment	Adjusted interest rate	Payment deferral	Combined rate and payment deferral
Real estate loans:
Non-farm non-residential owner occupied	3	$927	$927	$—	$927	$—
Non-farm non-residential non-owner occupied	—	—	—	—	—	—
Residential	—	—	—	—	—	—
Construction, development & other	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Commercial & industrial	2	758	758	—	758	—
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—

	5	$1,685	$1,685	$—	$1,685	$—

There were no loans modified as TDRs during the year ended December 31,2019. No loans modified under a troubled debt restructuring during the previous twelve-month period were in default as of December 31, 2021, 2020 and 2019. A default for purposes of this disclosure is a troubled debt restructured loan in which the borrower is 90 days past due or results in the foreclosure and repossession of the applicable collateral. At
December 31, 2021, 2020 and 2019, the Company had no commitments to lend additional funds to borrowers with loans whose terms had been modified under troubled debt restructurings.
COVID-19
Loan Deferments
Certain borrowers were unable to meet their contractual payment obligations because of the adverse effects of
COVID-19.
During March of 2020 and to help mitigate these effects, the Company began offering deferral modifications of principal and/or interest payments for varying periods, but typically no more than 90 days. After 90 days, customers could apply for an additional deferral, and a small portion of our customers requested such an additional deferral. At December 31, 2021 and 2020, the Company had approximately 500 and 800 loans totaling $223.6 million and $488.2 million in outstanding loan balances subject to deferral and modification agreements due to COVID whereby principal and/or interest payments were deferred to the end of each loan term. Subsequent to the approved deferral period, customers resumed their regular payments. The Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) provides banks an option to elect to not account for certain loan modifications related to COVID as troubled debt restructurings if the borrowers were not more than 30 days past due at December 31, 2019. In the absence of other intervening factors, such short-term modifications made on a good faith basis are not categorized as troubled debt restructurings, nor are loans granted payment deferrals related to
COVID-19
reported as past due or placed on
non-accrual
status. At December 31, 2021 and 2020, $4.4 million and $6.7 million in accrued interest receivables related to these loans remained outstanding and will be collected at the end of each loan term.
Credit Quality Indicators
Credit Quality Indicators.
From a credit risk standpoint, the Company classifies its loans in one of six categories: (i) pass, (ii) special mention, (iii) substandard, (iv) purchased credit impaired, (v) doubtful, or (vi) loss.
The classifications of loans reflect a judgment about the risks of default and loss associated with the loan. The Company reviews the ratings on credits monthly. Ratings are adjusted to reflect the degree of risk and loss that is felt to be inherent in each credit as of each monthly reporting period. The Company’s methodology is structured so that specific allocations are increased in accordance with deterioration in credit quality (and a corresponding increase in risk and loss) or decreased in accordance with improvement in credit quality (and a corresponding decrease in risk and loss).
(i) The Company has several pass credit grades that are assigned to loans based on varying levels of credits, ranging from credits that are secured by cash or marketable securities, to watch credits that have all the characteristics of an acceptable credit risk but warrant more than the normal level of supervision.
(ii) Special mention loans are loans that still show sufficient cash flow to service their debt but show a declining financial trend with potential cash flow shortages if trends continue. This category should be treated as a temporary grade. If cash flow deteriorates further to become negative, then a substandard grade should be given. If cash flow trends begin to improve then an upgrade back to pass would be justified. Nonfinancial reasons for rating a credit special mention include management problems, pending litigation, an ineffective loan agreement or other material structure weakness.
(iii) A substandard loan has material weakness in the primary repayment source such as insufficient cash flow from operations to service the debt. However, other weaknesses such as limited paying capacity of the obligor or the collateral pledged could justify a substandard grade. Substandard loans must have a well-defined weakness, or weaknesses that jeopardize the liquidation of the debt.
(iv) Credits purchased from third parties are recorded at their estimated fair value at the acquisition date and are classified as PCI loans if the loans reflect credit deterioration since origination and it is probable at acquisition that the Company will be unable to collect all contractually required payments (see Note 1 - Nature of Operations and Summary of Significant Accounting Policies—Certain Acquired Loans).
(v) A loan classified as doubtful has all the weaknesses of a substandard loan with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. A doubtful loan has a high probability of total or substantial loss, but because of specific pending events that may strengthen the asset, its classification as loss is deferred. Doubtful borrowers are usually in default, lack adequate liquidity or capital, and lack the resources necessary to remain an operating entity. Because of high probability of loss, non-accrual
status is required on doubtful loans.
(vi) Loans classified as loss are considered uncollectible and of such little value that their continuance as banking assets are not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be affected in the future. With loans classified as loss, the underlying borrowers are often in bankruptcy, have formally suspended debt repayments, or have otherwise ceased normal business operations. Once an asset is classified as loss, there is little prospect of collecting either its principal or interest. When access to collateral, rather than the value of the collateral, is a problem, a less severe classification may be appropriate. However, the Company does not maintain an asset on the balance sheet if realizing its value would require long-term litigation or other lengthy recovery efforts. Losses are to be recorded in the period an obligation becomes uncollectible.
The following tables summarize the Company’s internal ratings of its loans:

	December 31, 2021
(Dollars in thousands)	Pass	Special Mention	Substandard	Purchased Credit Impaired	Doubtful	Total
Real estate loans:
Non-farm non-residential owner occupied	$370,062	$6,953	$6,926	$—	$—	$383,941
Non-farm non-residential non-owner occupied	428,972	8,338	7,276	722	—	445,308
Residential	212,109	—	1,069	86	—	213,264
Construction, development & other	315,979	—	244	4,112	—	320,335
Farmland	9,934	—	—	—	—	9,934
Commercial & industrial	605,322	1,146	4,816	64	—	611,348
Consumer	3,979	22	—	—	—	4,001
Other	80,593	—	—	—	—	80,593

	$2,026,950	$16,459	$20,331	$4,984	$—	$2,068,724

	December 31, 2020
(Dollars in thousands)	Pass	Special Mention	Substandard	Purchased Credit Impaired	Doubtful	Total
Real estate loans:
Non-farm non-residential owner occupied	$335,442	$12,189	$5,642	$—	$—	$353,273
Non-farm non-residential non-owner occupied	255,468	12,706	5,730	3,900	—	277,804
Residential	139,743	—	861	18	—	140,622
Construction, development & other	93,817	—	267	4,123	—	98,207
Farmland	4,653	—	—	—	—	4,653
Commercial & industrial	629,093	6,144	9,847	270	574	645,928
Consumer	4,157	—	—	—	—	4,157
Other	31,448	—	—	—	—	31,448

	$1,493,821	$31,039	$22,347	$8,311	$574	$1,556,092

Allowance for Loan Losses
The majority of the loan portfolio is comprised of loans to businesses and individuals in the Greater Houston, Dallas-Fort Worth, and
Austin-San
Antonio markets. This geographic concentration subjects the loan portfolio to the general economic conditions within this area. The risks created by this concentration has been considered by management in the determination of the adequacy of the allowance for loan losses. Management believes the allowance for loan losses is adequate to cover estimated losses on loans at December 31, 2021, 2020 and 2019.
The following tables detail the activity in the allowance for loan losses by portfolio segment:

	For the Year Ended December 31, 2021
(Dollars in thousands)	Beginning balance	Provision for loan losses	Charge- offs	Recoveries	Ending balance
Real estate loans:
Non-farm non-residential owner occupied	$2,608	$848	$—	$—	$3,456
Non-farm non-residential non-owner occupied	3,107	2,828	—	—	5,935
Residential	1,218	(261)	—	—	957
Construction, development & other	932	1,132	—	—	2,064
Farmland	32	13	—	—	45
Commercial & industrial	3,858	5,233	(2,914)	323	6,500
Consumer	35	(30)	—	1	6
Other	189	160	(20)	3	332

	$11,979	$9,923	$(2,934)	$327	$19,295

	For the Year Ended December 31, 2020
(Dollars in thousands)	Beginning balance	Provision for loan losses	Charge- offs	Recoveries	Ending balance
Real estate loans:
Non-farm non-residential owner occupied	$2,158	$449	$—	$—	$2,608
Non-farm non-residential non-owner occupied	1,627	3,816	(2,336)	—	3,107
Residential	373	845	—	—	1,218
Construction, development & other	330	602	—	—	932
Farmland	29	3	—	—	32
Commercial & industrial	3,504	1,710	(1,389)	33	3,858
Consumer	16	22	(7)	5	35
Other	86	103	—	—	189

	$8,123	$7,550	$(3,732)	$38	$11,979

	For the Year Ended December 31, 2019
(Dollars in thousands)	Beginning balance	Provision for loan losses	Charge- offs	Recoveries	Ending balance
Real estate loans:
Non-farm non-residential owner occupied	$1,559	$550	$—	$50	$2,158
Non-farm non-residential non-owner occupied	1,669	(42)	—	—	1,627
Residential	219	154	—	—	373
Construction, development & other	306	24	—	—	330
Farmland	28	—	—	—	29
Commercial & industrial	3,063	918	(506)	29	3,504
Consumer	14	4	(2)	—	16
Other	69	17	—	—	86

	$6,927	$1,625	$(508)	$79	$8,123

The following tables summarize the allocation of the allowance for loan losses, by portfolio segment, for loans evaluated for impairment individually and collectively:

	December 31, 2021
	Period end amounts of ALLL allocated to loans evaluated for impairment:
(Dollars in thousands)	Individually	Collectively	PCI	Total
Real estate loans:
Non-farm non-residential owner occupied	$—	$3,456	$—	$3,456
Non-farm non-residential non-owner occupied	—	5,935	—	5,935
Residential	—	957	—	957
Construction, development & other	—	2,064	—	2,064
Farmland	—	45	—	45
Commercial & industrial	290	6,193	17	6,500
Consumer	—	6	—	6
Other	—	332	—	332

	$290	$18,988	$17	$19,295

	December 31, 2020
	Period end amounts of ALLL allocated to loans evaluated for impairment:
(Dollars in thousands)	Individually	Collectively	PCI	Total
Real estate loans:
Non-farm non-residential owner occupied	$—	$2,608	$—	$2,608
Non-farm non-residential non-owner occupied	—	3,107	—	3,107
Residential	—	1,218	—	1,218
Construction, development & other	—	932	—	932
Farmland	—	32	—	32
Commercial & industrial	136	3,722	—	3,858
Consumer	—	35	—	35
Other	—	189	—	189

	$136	$11,843	$—	$11,979

The company’s recorded investment in loans related to the balance in the allowance for loan losses on the basis of the Company’s impairment methodology is as follows:

	December 31, 2021
	Loans evaluated for impairment:
(Dollars in thousands)	Individually	Collectively	PCI	Total
Real estate loans:
Non-farm non-residential owner occupied	$1,008	$382,933	$—	$383,941
Non-farm non-residential non-owner occupied	5,630	439,678	—	445,308
Residential	127	213,137	—	213,264
Construction, development & other	244	320,091	—	320,335
Farmland	—	9,934	—	9,934
Commercial & industrial	8,363	602,920	65	611,348
Consumer	—	4,001	—	4,001
Other	—	80,593	—	80,593

	$15,372	$2,053,287	$65	$2,068,724

	December 31, 2020
	Loans evaluated for impairment:
(Dollars in thousands)	Individually	Collectively	PCI	Total
Real estate loans:
Non-farm non-residential owner occupied	$1,944	$351,329	—	$353,273
Non-farm non-residential non-owner occupied	384	273,519	3,901	277,804
Residential	83	140,521	18	140,622
Construction, development & other	267	93,817	4,123	98,207
Farmland	—	4,653	—	4,653
Commercial & industrial	4,737	640,921	270	645,928
Consumer	—	4,157	—	4,157
Other	—	31,448	—	31,448

	$7,415	$1,540,365	$8,312	$1,556,092

Certain Acquired Loans
During 2013, the Company purchased certain loans from a third party with gross contractual balances of $8.2 million for a purchase price of $6.3 million, resulting in a discount of $1.9 million. Upon acquisition, the acquired loans were initially segregated and classified in one of two categories: 1) PCI loans and 2) acquired performing loans. At acquisition date, estimated fair values of PCI loans and acquired performing loans were $3.2 million and $3.1 million, respectively. The gross contractual amounts receivable for PCI loans and acquired performing loans were $4.5 million and $3.7 million, respectively, as of the acquisition date.
As discussed in Note 19, the Company acquired loans with fair values of $259.6 million as part of the acquisition of Heritage Bancorp, Inc. and its subsidiary, Heritage Bank. Of the total $263.3 million of loans acquired, $250.7 million were determined to have no evidence of deteriorated credit quality and are accounted for under ASC Topics
310-10
and
310-20.
The remaining $12.6 million were determined to exhibit deteriorated credit quality since origination under ASC
310-30.
In connection with the acquisition of loans from Heritage Bancorp, Inc. and its subsidiary, Heritage Bank on January 1, 2020, the PCI loan portfolio was accounted for at fair value as follows:

(Dollars in thousands)
Contractual required payments	$26,627
Non-accretable difference (expected loss)	15,027

Cash flows expected to be collected at acquisition	11,600
Accretable yield	1,850

Basis in acquired Heritage PCI loans	$9,750

The following table presents the gross contractual amounts receivable balances, by portfolio segment, and the carrying amount of PCI loans:

	December 31,
(Dollars in thousands)	2021	2020
Real estate loans:
Non-farm non-residential owner occupied	$—	$—
Non-farm non-residential non-owner occupied	820	5,426
Residential	181	200
Construction, development & other	5,169	5,105
Farmland	—	—
Commercial & industrial	66	383
Consumer	—	—
Other	—	—

Total outstanding balances	$6,236	$11,114

Carrying amount	$4,984	$8,312

The accretable discount is accreted into income using the interest method over the life of the loans. At December 31, 2021 and 2020, unaccreted discounts on PCI loans totaled $926,000 and $2.4 million, respectively, and were included in net loans in the accompanying consolidated balance sheets.
At December 31, 2021 and 2020, the allowance for loan losses related to the PCI loans disclosed above was $17,000 and $0, respectively.
Determining the fair value of PCI loans at acquisition required the Company to estimate cash flows expected to result from those loans and to discount those cash flows at appropriate rates of interest. For such loans, the excess of cash flows expected to be collected over the estimated fair value is recognized as interest income over the remaining lives of the loans and is called the accretable yield. The difference between contractually required payments and the cash flows expected to be collected reflects the impact of estimated loan losses and is called the nonaccretable difference. In accordance with GAAP, there was no carry-over of previously established allowance for loan losses from the acquired loans.
Accretable yield, or income expected to be collected on PCI loans was as follows:

	December 31,
(Dollars in thousands)	2021	2020	2019
Balance at beginning of year	$2,261	$83	$83
New loans acquired from Heritage acquisition	—	2,726	—
Accretion of income	(1,335)	(808)	—
Reclassifications from non-accretable difference	—	260	—
Disposals	—	—	—

Balance at end of year	$926	$2,261	$83